Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	146 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Universal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.58%	0.06%	2.44%
S&P UBS Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.94%	6.37%	5.78%
Morningstar LSTA US Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.90%	6.42%	5.83%
A
Prospectus [Line Items]
Average Annual Return, Percent		(0.12%)	3.93%	3.92%
Performance Inception Date					Oct. 31, 2013
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(3.09%)	1.37%	1.71%
Performance Inception Date					Oct. 31, 2013
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.11%)	1.87%	2.00%
Performance Inception Date					Oct. 31, 2013
C
Prospectus [Line Items]
Average Annual Return, Percent		3.21%	4.20%	3.66%
Performance Inception Date					Oct. 31, 2013
I
Prospectus [Line Items]
Average Annual Return, Percent		5.29%	5.28%	4.67%
Performance Inception Date					Oct. 31, 2013
I2
Prospectus [Line Items]
Average Annual Return, Percent		5.30%	5.28%	4.74%
Performance Inception Date					Oct. 31, 2013

[1]	The fund added this additional benchmark to assist investors in better understanding the fund’s performance relative to a comparable benchmark in the mutual fund industry.